Note 7 - Additional Information on the Interim Condensed Consolidated Statements of Net Loss and Comprehensive Loss (Tables)	6 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of supplemental information of comprehensive income (loss) [text block]
	Three-months ended June 30,		Six-months ended June 30,
	2018	2017	2018	2017
Included in research and development expenses:
Employee benefits expense	$1,604,319	$1,141,917	$2,990,481	$1,925,788
Depreciation of property and equipment	$2,911	$4,193	$5,843	$8,866
Expenses related to minimum operating lease payments	$115,696	$106,728	$237,262	$208,351
Included in general and administrative expenses:
Employee benefits expense	$1,477,028	$969,934	$2,750,056	$1,486,740
Depreciation of property and equipment	$1,771	$2,121	$3,521	$4,926
Amortization of intangible assets	$48,236	$48,227	$95,941	$82,045
Expenses related to minimum operating lease payments	$38,235	$26,899	$68,162	$56,787